Related Party Transactions - General (Details) - USD ($)			12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GasLog Ltd. / GasLog LNG Services | Commercial management fees
Related Party Transactions
Annual fee per vessel			$ 360,000
Annual fee per vessel as percentage of gross charter revenues		1.25%
GasLog Ltd. | Administrative services fees
Related Party Transactions
Annual fee per vessel	$ 643,000		$ 579,000	$ 314,000	$ 523,000
Termination notice period			90 days
GasLog Ltd. | Omnibus Agreement
Related Party Transactions
Maximum term of charter related to certain rights of first offer			5 years
GasLog LNG Services | Management fees
Related Party Transactions
Management fee fixed monthly charge per vessel			$ 37,500	$ 46,000
Ceres Shipping Enterprises S.A. | Consultancy services
Related Party Transactions
Fee for consultancy services for debt re-financing					$ 400,000